Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2022
Warrant Liability
Schedule of changes to the warrant liability

Warrant Liability
(USD in thousands)
Carrying amount at January 1, 2022	$—
Initial recognition of warrant liability	1,007
Remeasurement of warrant liability	(395)
Foreign currency translation	(39)
Carrying amount at December 31, 2022	$573